Related Party Transactions (Details) In Thousands, unless otherwise specified	6 Months Ended		6 Months Ended
	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Fresenius SE [Member] USD ($)	Jun. 30, 2013 Fresenius SE [Member] EUR (€)	Jun. 30, 2013 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Jun. 30, 2013 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Jun. 30, 2013 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Jun. 30, 2013 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Jun. 30, 2013 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Jun. 30, 2013 Fresenius SE [Member] Taxes Receivable [Member] USD ($)	Jun. 30, 2013 Fresenius SE [Member] Taxes Receivable [Member] EUR (€)	Jun. 30, 2013 General Partner [Member] USD ($)	Jun. 30, 2013 General Partner [Member] EUR (€)	Jun. 30, 2013 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Jun. 30, 2012 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Jun. 30, 2013 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Jun. 30, 2012 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Jun. 30, 2013 Equity Method Investees [Member] Sales To Related Party [Member] USD ($)	Jun. 30, 2013 Fresenius SE Subsidiary [Member] USD ($)
Related Party Transactions [Line Items]
FSE ownership percentage	30.30%
Amount of transaction					$ 57,253	$ 38,418	$ 3,387	$ 3,184	$ 13,317	$ 12,660	$ 15,598	$ 12,646	$ 22,066	$ 24,488	$ 6,108	€ 4,770			$ 9,136	$ 6,453	$ 8,864	$ 8,565	$ 655
Due to related parties	$ 199,285	$ 123,350	$ 4,098	€ 3,200													$ 1,921	€ 1,500						$ 57,496
Interest rate			1.492%	1.492%													2.132%	2.132%						6.10%
Date of repayment	May 23, 2014		Apr. 30, 2012	Apr. 30, 2012													Aug. 20, 2013	Aug. 20, 2013						Apr. 14, 2013